Non-controlling interests - Disclosure of non-controlling interests by instruments (Details) £ in Millions, ¥ in Billions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 GBP (£)
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 452		£ 660
Preference shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	318		529
Preference shares | US Dollar Preference Shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	318		318
Preference shares | Euro Preference Shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	0		211
Undated subordinated liabilities | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	126		126
Undated subordinated liabilities | 5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 39		39
Interest rate	5.03%	5.03%
Notional contract amount | ¥		¥ 8
Undated subordinated liabilities | 5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 53		53
Interest rate	5.00%	5.00%
Notional contract amount | ¥		¥ 12
Undated subordinated liabilities | 6.125% Undated Subordinated Notes (£550m) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 34		£ 34
Interest rate	6.125%	6.125%
Notional contract amount	£ 550